Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding and exercisable beginning balance	1,184,000	1,623,000	180,000
Granted	60,000	60,000	1,503,000
Exercised	(15,000)	(469,000)
Expired	(53,500)	(30,000)	(60,000)
Outstanding and exercisable ending balance	1,175,500	1,184,000	1,623,000
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 6.26	$ 5.97	$ 4.93
Granted	$ 8.05	$ 7.50	$ 6.03
Exercised	$ 5.92	$ 5.54
Expired	$ 5.93	$ 4.45	$ 4.41
Outstanding and exercisable ending balance	$ 6.37	$ 6.26	$ 5.97
Weighted average fair value per option
Outstanding and exercisable beginning balance	$ 1.62	$ 1.29	$ 1.45
Granted	$ 2.55	$ 1.88	$ 1.26
Exercised	$ 1.87	$ 1.13
Expired	$ 1.68	$ 1.58	$ 0.89
Outstanding and exercisable ending balance	$ 1.66	$ 1.62	$ 1.29